RELATED PARTY TRANSACTIONS - Management arrangements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Management fees	$ 30.5	$ 34.9	$ 27.2